RECEIVABLE FACTORING (Details Narrative) - Facility Agreement [Member] - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 327,822		$ 423,483	$ 677,640
Effective interest rate	9.80%		10.00%	10.00%
Weighted average interest rate	9.80%		10.00%	10.00%
Interest expense	$ 29,705	$ 33,541	$ 62,441	$ 76,496